Principal Components of Deferred Income Tax Asset and Liabilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Accrued expenses	$ 3,104,439	$ 2,489,684
Tax loss carry forward	1,054,789	544,771
Unrealized other income	414,217	475,835
Others	17,569	58,040
Gross deferred tax assets	4,591,014	3,568,330
Valuation allowance	(527,040)
Net deferred tax assets	4,063,974	3,568,330
Current	2,958,158	3,030,342
Non-current	1,105,816	537,988
Deferred tax liabilities:
Unrealized investment income	120,266	131,943
Total deferred tax liabilities	120,266	131,943
Current	120,266	131,943
Non-current